INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of (Loss) Income before Income Tax
(Loss) income before income tax consisted of:

	Year Ended December 31,
	2021	2020	2019
Macau operations	$(191,655)	$(278,388)	$181,579
Hong Kong and other jurisdictions operations	(110,804)	(127,715)	(137,548)

(Loss) income before income tax	$(302,459)	$(406,103)	$44,031

Summary of Income Tax (Credit) Expense

The income tax (credit) expense consisted of:

	Year Ended December 31,
	2021	2020	2019
Income tax expense - current:
Hong Kong Profits Tax	$9	$—	$—
(Over) under provision of income taxes in prior years:
Macau Complementary Tax	(29)	—	—
Hong Kong Profits Tax	8	—	—

Sub-total	(21)	—	—

Income tax (credit) expense - deferred:
Macau Complementary Tax	(445)	(1,011)	402

Total income tax (credit) expense	$(457)	$(1,011)	$402

Schedule of Reconciliation of Income Tax (Credit) Expense from (Loss) Income Before Income Tax

A reconciliation of the income tax (credit) expense from (loss) income before income tax per the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2021	2020	2019
(Loss) income before income tax	$(302,459)	$(406,103)	$44,031
Macau Complementary Tax rate	12%	12%	12%
Income tax (credit) expense at Macau Complementary Tax rate	(36,295)	(48,732)	5,284
Effect of different tax rates of subsidiaries operating in other jurisdictions	(5,385)	(2,995)	—
Over provision in prior years	(21)	—	—
Effect of income for which no income tax expense is payable	(534)	(295)	—
Effect of expenses for which no income tax benefit is receivable	20,970	19,724	17,438
Effect of profits exempted from Macau Complementary Tax	—	—	(42,203)
Effect of tax losses that cannot be carried forward	5,532	10,768	—
Changes in valuation allowances	(925)	7,361	5,017
Expired tax losses	16,201	13,158	14,866

Income tax (credit) expense	$(457)	$(1,011)	$402

Schedule of Net Deferred Tax Liabilities
The net deferred tax liabilities as of December 31, 2021 and 2020 consisted of the following:

	December 31,
	2021	2020
Deferred tax assets
Net operating losses carried forward	$45,009	$49,448
Depreciation and amortization	30,076	27,004
Lease liabilities	1,883	2,176
Others	58	207

Sub-total	77,026	78,835

Valuation allowances	(74,417)	(75,867)

Total deferred tax assets	2,609	2,968

Deferred tax liabilities
Right-of-use assets	(1,750)	(2,086)
Unrealized capital allowances	(859)	(1,330)

Total deferred tax liabilities	(2,609)	(3,416)

Deferred tax liabilities, net	$—	$(448)